Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share	The Company treats the entire measurement adjustment to redemption value of the redeemable non-controlling interest under ASC 480-10-S99-3A as being akin to a dividend, which affected in the calculation of loss available to ordinary shareholders of the Company used in the EPS calculation.
	For the six months ended June 30,
	2024	2023
Numerator:
Net loss	$(6,040,235)	$(5,827,309)
Less: accretion to redemption value of redeemable non-controlling interests	1,792,027	1,986,936
foreign currency effect on redemption value of redeemable non-controlling interests	(808,100)	(1,323,203)
net loss attributable to non-controlling interests	(1,588,773)	(1,118,160)
Net loss attributable to ordinary shareholders	$(5,435,389)	$(5,372,882)

Denominator:
Weighted average number of shares outstanding – basic and diluted	26,141,350	25,361,550

Loss per share – basic and diluted	$(0.21)	$(0.21)